DWS Investment Management Americas, Inc.

5201 Gate Parkway
Jacksonville, FL 32256

June 10, 2021

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	Post-Effective Amendment No. 473 to the Registration Statement on Form N-1A of Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF (to be renamed Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF (the “Fund”), a series of DBX ETF Trust (the “Trust”) (Reg. Nos. 333-170122; 811-22487)

Ladies and Gentlemen:

We are filing today through the EDGAR system, on behalf of the Fund, Post-Effective Amendment No. 473 under the Securities Act of 1933 (the “Securities Act”) to the Trust’s Registration Statement on Form N-1A (the “Amendment”).

The Amendment is being filed under paragraph (a)(1) of Rule 485 under the Securities Act and Rule 8b-16 under the Investment Company Act of 1940 for review and comment by the staff of the Securities and Exchange Commission. Pursuant to Rule 485(a)(1), the Trust has designated on the facing page of the Amendment that it will become effective on August 18, 2021. No fees are required in connection with this filing.

The Amendment is being filed for the Fund principally to reflect: (i) a new Fund name; (ii) a new Fund investment objective; (iii) a new Fund underlying index; (iv) modification of the Fund’s 80% investment policy; (v) modification of the Fund’s risk disclosure; and (vi) a reduction in the Fund’s unitary advisory fee. The Amendment has been electronically coded to show changes from the Fund’s Prospectus and Statement of Additional Information filed with the Commission on December 17, 2020 in Post-Effective Amendment No. 470 to the Trust’s Registration Statement under the Securities Act.

Any comments or questions on this filing should be directed to the undersigned at (904) 645-4353.

Very truly yours,

/s/Rob Benson

Rob Benson

Senior Legal Counsel

DWS Investment Management Americas, Inc.

cc: Jeremy Senderowicz,Vedder Price P.C.